Interest rate risk management from non-trading positions (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2019	Dec. 31, 2018
Shinhan Bank [Member]
Interest rate risk management from non-trading positions [Line Items]
delta EVE	[1]	₩ 369,944	₩ 930,461
delta NII	[2]	161,385	405,501
Shinhan Card
Interest rate risk management from non-trading positions [Line Items]
delta EVE	[1]	696,505	773,293
delta NII	[2]	554,499	501,272
Shinhan Investment
Interest rate risk management from non-trading positions [Line Items]
delta EVE	[1]	77,436	82,568
delta NII	[2]	127,476	72,906
Shinhan Life Insurance
Interest rate risk management from non-trading positions [Line Items]
delta EVE	[1]	4,831,042	5,268,879
delta NII	[2]	77,000	₩ 67,638
Orange Life insurance
Interest rate risk management from non-trading positions [Line Items]
delta EVE	[1]	2,800,603
delta NII	[2]	₩ 46,372

[1]	EVE is the economic value of equity capital that can arise from changes in interest rates that affect the present value of assets, liabilities and off-balance sheet items by using the Basel III standard based IRRBB method.
[2]	NII is the change in net interest income that can occur over the next year due to changes in interest rates by using the Basel III standard based IRRBB method.